Offerings - Offering: 1	Aug. 04, 2026 USD ($) share
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock $0.0001 par value
Amount Registered | share	3,200,000
Proposed Maximum Offering Price per Unit	19.24
Maximum Aggregate Offering Price	$ 61,568,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,502.54
Offering Note
(1)    This Registration Statement covers Class A common shares (“Shares”), par value $0.0001 per share, of Ameresco, Inc. (the “Registrant”) issuable under the Ameresco, Inc. 2020 Stock Incentive Plan, as amended (the “Plan”) and, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), together with an indeterminate number of Shares that may be necessary to adjust the number of Shares issuable pursuant to the Plan as a result of stock splits, dividends or similar adjustments of the outstanding Shares of the Registrant.

(2)    Estimated in accordance with Rules 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee based on the average of the high and low prices of the Registrant’s Class A common stock as reported on the New York Stock Exchange on July 29, 2026